COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) $ in Thousands, € in Millions, ZAR in Millions	1 Months Ended		12 Months Ended									108 Months Ended
	Nov. 30, 2015 USD ($)	Nov. 30, 2015 ILS (₪)	Dec. 31, 2016 USD ($) claims		Dec. 31, 2016 ILS (₪) claims	Dec. 31, 2015 USD ($) claims		Dec. 31, 2014 USD ($) claims		Dec. 31, 2013 USD ($) claims	Dec. 31, 2013 ILS (₪) claims	Dec. 31, 2016 USD ($) claims	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 ZAR	Nov. 30, 2015 ILS (₪)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 ZAR	Apr. 27, 2014 USD ($)	Apr. 27, 2014 ILS (₪)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS (₪)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 ILS (₪)	Jan. 31, 2008 USD ($)	Jan. 31, 2008 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS (₪)
Loss Contingencies [Line Items]
Estimate of possible loss																										$ 17,060		$ 257
Total liability imposed			$ 5,868			$ 4,654
Loss contingency liability, current			7,355			3,647						$ 7,355
Loss contingency liability, non-current			12,527			11,190						12,527
Non-current insurance receivable			$ 5,068			$ 6,616						$ 5,068
Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss													$ 6,520				$ 7,727
Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss													$ 3,700				$ 2,808
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims												87
Damages granted										$ 1,400
Percentage of damages borne by the entity										33.00%	33.00%
Health Claims [Member] | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Total liability imposed										$ 112
Health Claims [Member] | Plaintiff [Member]
Loss Contingencies [Line Items]
Percentage of damages borne by the entity										40.00%	40.00%
Health Claims [Member] | Israeli Ministry of Industry [Member]
Loss Contingencies [Line Items]
Percentage of damages borne by the entity										27.00%	27.00%
Indivifual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims												86
Motion to be recognized as a class action Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims												1
Health Claims Filed in Magistrate Court [Member]
Loss Contingencies [Line Items]
Number of claims pending | claims			61									61
Maximum amount per claim			$ 650
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims			31		31	16		29
Number of claims pending | claims			87	[1]		70	[1]	56	[1]	28	28	87 [1]
Estimate of possible loss																				$ 56,180
Legal settelments and loss contingencies			$ 5,868			$ 4,654
Loss contingency liability			17,682			14,837						$ 17,682
Loss contingency liability, current			5,155			3,647						5,155
Loss contingency liability, non-current			12,527			11,190						12,527
Insurance receivable			7,509			10,183						7,509
Current insurance receivable			2,441			3,567						2,441
Non-current insurance receivable			5,068			$ 6,616						5,068
Amount of unrenewed insurance			5,000									5,000
Amount Israel insurance policy covers, minimum			5,000									5,000
Amount Israel insurance policy covers, maximum			35,000									35,000
Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Damages deposit amount	$ 25,600
Amount of injunction sought to prevent disposition of assets, plant and equipment	$ 38,200
Estimate of possible loss																								$ 60,500
Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																						$ 19,900
Breach of Contract with Quartz Processor [Member]
Loss Contingencies [Line Items]
Amount of disputed payments			$ 55									$ 55
ILS [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																													₪ 1,000,000
ILS [Member] | Health Claims [Member]
Loss Contingencies [Line Items]
Damages granted | ₪											₪ 5,300,000
ILS [Member] | Health Claims [Member] | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Total liability imposed | ₪											₪ 436,669
ILS [Member] | Health Claims Filed in Magistrate Court [Member]
Loss Contingencies [Line Items]
Maximum amount per claim | ₪					₪ 2,500,000
ILS [Member] | New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																					₪ 216,000,000
ILS [Member] | Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Damages deposit amount | ₪		₪ 100,000,000
Amount of injunction sought to prevent disposition of assets, plant and equipment | ₪																₪ 149,200,000
Estimate of possible loss | ₪																									₪ 232,800,000
ILS [Member] | Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																							₪ 76,600,000
Euro [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €																											€ 15.7
Euro [Member] | Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €														€ 6.2				€ 7.1
South African Rand [Member] | Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ZAR															ZAR 51.2				ZAR 43.7

[1]	Not including the pre-litigation notice received by Company's subsidiary in Australia.